Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
Schedule of Employee Equity Award Activity

A summary of the employee equity award activity under the 2016 Plan is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		RMB	RMB	Years	RMB
Outstanding, December 31, 2023	49,270,000	0.06	0.06	1.9	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, December 31, 2024	49,270,000	0.06	0.06	1.1	—
Vested and expected to vest on December 31, 2024	49,270,000	0.06	0.06	1.1	—
Exercisable on December 31, 2024	49,270,000	0.06	0.06	1.1	—
Outstanding, December 31, 2022	49,270,000	0.06	0.06	2.9	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, December 31, 2023	49,270,000	0.06	0.06	1.9	—
Vested and expected to vest on December 31, 2023	49,270,000	0.06	0.06	1.9	—
Exercisable on December 31, 2023	49,270,000	0.06	0.06	1.9	—
Outstanding, December 31, 2021	49,270,000	0.06	0.06	3.9	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, December 31, 2022	49,270,000	0.06	0.06	2.9	—
Vested and expected to vest on December 31, 2022	49,270,000	0.06	0.06	2.9	—
Exercisable on December 31, 2022	49,270,000	0.06	0.06	2.9	—